GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS	12 Months Ended
Dec. 29, 2018
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS

NOTE 3. GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS

Goodwill

        Results from our annual goodwill impairment test in the fourth quarter of 2018 indicated that no impairment occurred during 2018. The assumptions used in the assessment of these assets were primarily based on Level 3 inputs.

        Changes in the net carrying amount of goodwill for 2018 and 2017 by reportable segment were as follows:

(In millions)	Label and Graphic Materials	Retail Branding and Information Solutions	Industrial and Healthcare Materials	Total

Goodwill as of December 31, 2016	$373.3	$353.9	$66.4	$793.6
2017 Acquisitions(1)	17.5	–	125.5	143.0
Acquisition adjustments(2)	4.8	–	.7	5.5
Translation adjustments	33.9	1.5	7.6	43.0

Goodwill as of December 30, 2017	429.5	355.4	200.2	985.1
Acquisition adjustments(3)	–	–	(17.7)	(17.7)
Translation adjustments	(14.0)	(5.7)	(5.9)	(25.6)

Goodwill as of December 29, 2018	$415.5	$349.7	$176.6	$941.8

(1)

Goodwill acquired in 2017 related to the acquisitions of Hanita, which is included in our Label and Graphic Materials reportable segment, and Finesse Medical and Yongle Tape, which are included in our Industrial and Healthcare Materials reportable segment.

(2)	Goodwill purchase price allocation adjustments related to the acquisition of Mactac.
(3)	Goodwill purchase price allocation adjustments and measurement period adjustments for contingent consideration liabilities related to the acquisition of Yongle Tape.

        The carrying amounts of goodwill at December 29, 2018 and December 30, 2017 were net of accumulated impairment losses of $820 million recognized in fiscal year 2009 by our Retail Branding and Information Solutions ("RBIS") reportable segment.

Indefinite-Lived Intangible Assets

        Results from our annual indefinite-lived intangible assets impairment test in the fourth quarter indicated that no impairment occurred in 2018.

        The carrying value of indefinite-lived intangible assets resulting from business acquisitions, consisting of trade names and trademarks, was $21.1 million and $21.2 million at December 29, 2018 and December 30, 2017, respectively. In connection with the Mactac acquisition, we acquired approximately $13 million of indefinite-lived intangible assets in 2016, which consist of trade names. These intangible assets were not subject to amortization as they were classified as indefinite-lived assets.

Finite-Lived Intangible Assets

        In connection with the 2017 Acquisitions, we acquired approximately $107 million of identifiable intangible assets, which consisted of customer relationships, trade names and trademarks, and patents and other acquired technology. We utilized the income approach to estimate the fair values of the identifiable intangibles associated with the 2017 Acquisitions, using primarily Level 3 inputs. The discount rates we used to value these assets were between 11% and 16.5%.

        The table below summarizes the amounts and weighted useful lives of these intangible assets at acquisition.

	Amount (in millions)	Weighted-average amortization period (in years)

Customer relationships	$70.9	16
Patents and other acquired technology	31.9	9
Trade names and trademarks	4.2	6

        In connection with the Mactac acquisition, we acquired approximately $29 million of identifiable intangible assets in 2016, which consisted of customer relationships and patents and other acquired technology. We utilized an income approach to estimate the fair values of the identifiable intangibles acquired from Mactac, using primarily Level 3 inputs. The discount rates we used to value these assets were between 10.5% and 12.5%.

        The table below summarizes the amounts and weighted useful lives of these intangible assets at acquisition.

	Amount (in millions)	Weighted-average amortization period (in years)

Customer relationships	$26.1	15
Patents and other acquired technology	2.5	4

        Refer to Note 2, "Acquisitions," for more information.

        The following table sets forth our finite-lived intangible assets resulting from business acquisitions at December 29, 2018 and December 30, 2017, which continue to be amortized:

	2018			2017
(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Customer relationships	$322.2	$231.8	$90.4	$329.2	$226.4	$102.8
Patents and other acquired technology	84.0	56.8	27.2	86.9	51.3	35.6
Trade names and trademarks	27.0	21.7	5.3	27.7	21.0	6.7
Other intangibles	11.9	11.9	–	12.0	12.0	–

Total	$445.1	$322.2	$122.9	$455.8	$310.7	$145.1

        Amortization expense for finite-lived intangible assets resulting from business acquisitions was $15.2 million for 2018, $18.6 million for 2017, and $19.9 million for 2016.

        The estimated amortization expense for finite-lived intangible assets resulting from business acquisitions for each of the next five fiscal years is expected to be as follows:

(In millions)	Estimated Amortization Expense

2019	$13.4
2020	12.3
2021	12.1
2022	11.0
2023	10.0